Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 5,384	$ 5,076
Cost of goods sold	4,497	4,238
Other, net	141	630
Interest expense	219	230
Income taxes	(48)	(40)
Net income (loss)	49	(513)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	35	9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	1	(7)
Cost of goods sold	14	(6)
Other, net	3	(2)
Interest expense	1	1
Income taxes	(1)	3
Net income (loss)	18	(11)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	24	24
Amortization of prior service cost	(1)	(1)
Income taxes	(6)	(3)
Net income (loss)	$ 17	$ 20